Income tax - Summary of income tax calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	R$ 3,444,656	R$ 3,815,174	R$ 2,421,413
Combined tax rate in Brazil	34.00%	34.00%	34.00%
Tax expense at the combined rate	R$ 1,171,183	R$ 1,297,159	R$ 823,280
Loss (income) from entities not subject to deferred taxation	245	554	(12,470)
Effects from entities taxed at different rates	62,596	146,377	35,377
Effects from entities taxed at different taxation regimes	(1,343,757)	(1,128,400)	(443,579)
Intercompany transactions with different taxation regimes	(46,674)	(79,055)	(74,289)
Tax incentives	(5,346)	(21,036)	(14,354)
Non-deductible expenses (non-taxable income)	3,758	25,216	49,640
Effect from Social Contribution on net equity rate increase	985	0	0
Others	21,455	(18,101)	(23,681)
Income tax expense	(135,555)	222,714	339,924
Current	262,237	610,265	536,422
Deferred	R$ (397,792)	R$ (387,551)	R$ (196,498)